Long-Term Loan (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Borrowings [Abstract]
Schedule of long term loan
Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		500,000	72,493	2022.10.06	2024.09.23	7.27%
WeBank Shenzhen		400,120	58,012	2022.10.23	2024.10.23	6.55%
WeBank Shenzhen		600,180	87,018	2022.12.30	2024.12.23	7.13%
Minsheng Bank		30,000,000	4,349,591	2021.04.12	2023.04.08	4.70%
Subtotal		31,500,300	4,567,114
Current portion of long-term loans		(30,000,000)	(4,349,591)
Total	RMB	1,500,300	$217,523